Supplementary Information to Balance Sheets (Tables)	12 Months Ended
Mar. 31, 2012
Deferred Income Taxes and Other Current Assets

At March 31, 2012 and 2011, deferred income taxes and other current assets were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Prepaid expenses	¥8,601	¥4,318	$104,890
Short-term loans receivable:
Affiliated companies	664	723	8,098
Other	1,144	1,427	13,951

Total	¥1,808	¥2,150	$22,049

Deferred income taxes	44,825	55,953	546,646
Other	89,044	90,360	1,085,903

Total	¥144,278	¥152,781	$1,759,488

Deferred Income Taxes and Other Current Liabilities

At March 31, 2012 and 2011, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Accrued expenses	¥84,264	¥80,195	$1,027,610
Advances received	49,180	30,828	599,756
Deferred income taxes	687	380	8,378
Other	97,643	87,865	1,190,768

Total	¥231,774	¥199,268	$2,826,512